Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.31301%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,478,383.16

Principal:
Principal Collections	$12,798,836.16
Prepayments in Full	$5,833,958.13
Liquidation Proceeds	$129,667.48
Recoveries	$144,814.29
Sub Total	$18,907,276.06
Collections	$20,385,659.22

Purchase Amounts:
Purchase Amounts Related to Principal	$278,573.51
Purchase Amounts Related to Interest	$1,776.96
Sub Total	$280,350.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,666,009.69

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,666,009.69
Servicing Fee	$253,574.81	$253,574.81	$0.00	$0.00	$20,412,434.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,412,434.88
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,412,434.88
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,412,434.88
Interest - Class A-3 Notes	$295,676.90	$295,676.90	$0.00	$0.00	$20,116,757.98
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$19,751,957.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,751,957.98
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$19,551,988.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,551,988.73
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$19,406,846.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,406,846.15
Regular Principal Payment	$17,367,947.82	$17,367,947.82	$0.00	$0.00	$2,038,898.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,038,898.33
Residual Released to Depositor	$0.00	$2,038,898.33	$0.00	$0.00	$0.00
Total		$20,666,009.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,367,947.82
Total					$17,367,947.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,367,947.82	$34.05	$295,676.90	$0.58	$17,663,624.72	$34.63
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$17,367,947.82	$11.00	$1,005,588.73	$0.64	$18,373,536.55	$11.64

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$76,303,716.72	0.1496151	$58,935,768.90	0.1155603
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$251,243,716.72	0.1591218	$233,875,768.90	0.1481220

Pool Information
Weighted Average APR	5.662%	5.697%
Weighted Average Remaining Term	28.68	27.97
Number of Receivables Outstanding	17,305	16,677
Pool Balance	$304,289,775.70	$285,112,928.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$283,439,649.73	$265,784,049.20
Pool Factor	0.1756700	0.1645990

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$19,328,879.47
Targeted Overcollateralization Amount	$51,237,159.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,237,159.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$135,811.75
(Recoveries)		115	$144,814.29
Net Loss for Current Collection Period			$(9,002.54)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0355%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8119%
Second Prior Collection Period			1.3222%
Prior Collection Period			0.6804%
Current Collection Period			-0.0367%
Four Month Average (Current and Prior Three Collection Periods)			0.6945%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,013	$17,556,774.40
(Cumulative Recoveries)			$3,437,785.21
Cumulative Net Loss for All Collection Periods			$14,118,989.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8151%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,827.01
Average Net Loss for Receivables that have experienced a Realized Loss			$4,686.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.10%	243	$5,990,212.58
61-90 Days Delinquent	0.41%	40	$1,172,178.07
91-120 Days Delinquent	0.09%	10	$244,599.18
Over 120 Days Delinquent	0.26%	25	$737,801.12
Total Delinquent Receivables	2.86%	318	$8,144,790.95

Repossession Inventory:
Repossessed in the Current Collection Period		14	$465,940.68
Total Repossessed Inventory		24	$670,057.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3639%
Prior Collection Period			0.4334%
Current Collection Period			0.4497%
Three Month Average			0.4157%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7557%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	40

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$1,913,275.24
2 Months Extended	111	$2,913,857.97
3+ Months Extended	19	$522,499.27

Total Receivables Extended	203	$5,349,632.48
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer